MM Retail | US GOVERNMENT MONEY MARKET FUND
U.S. Government Money Market Fund
INVESTMENT OBJECTIVE AND GOAL
To seek current income with liquidity and stability of principal.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You may qualify for sales charge discounts. Information about these and other discounts is available from your financial professional and in "How Sales Charges Are Calculated" and "Sales Charge Reductions and Waivers" on page 14 and page 15, respectively, of the Fund's prospectus and "Additional Purchase and Redemption Information" on page 65 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MM Retail US GOVERNMENT MONEY MARKET FUND	Class A Shares	Class B Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none	5.00%	1.00%
Redemption Fee (as a percentage of amount redeemed)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MM Retail US GOVERNMENT MONEY MARKET FUND		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.30%	0.30%	0.30%
Distribution (12b-1) Fees		0.25%	0.75%	0.75%
Other Expenses		0.46%	0.46%	0.21%
Total Annual Fund Operating Expenses		1.01%	1.51%	1.26%
Fee Waivers and Expense Reimbursement		0.19%	none	none
Net Expenses	[1]	0.82%	1.51%	1.26%
[1]	HighMark Capital Management, Inc. (the "Adviser"), the investment adviser of the Fund, has contractually agreed to waive fees and reimburse expenses to the extent total operating expenses of Class A, Class B and Class C Shares of the Fund (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) exceed 0.82%, 1.52% and 1.27%, respectively, of the average daily net assets of the Fund attributable to Class A, Class B and Class C Shares, respectively, for the period from December 1, 2011 to November 30, 2012, at which time the Adviser will determine whether or not to renew or revise the agreement. In addition to the current expense limitations described above, during the same time period, the Adviser may also voluntarily waive fees and/or reimburse expenses in excess of its current fee waiver or reimbursement commitment to the extent necessary to maintain a certain minimum net yield for the Fund and/or one or more classes of Shares of the Fund as determined by the Adviser, in its sole discretion (the "Minimum Yield"). The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed pursuant to any of the foregoing until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Fund will make such payment with respect to a class of Shares of the Fund only if (i) the operating expenses of such class of Shares (exclusive of the Excluded Costs), without regard to such payment, are at an annual rate (as a percentage of the average daily net assets of the Fund attributable to such class of Shares) of less than 0.80% with respect to Class A Shares, 1.50% with respect to Class B Shares and 1.25% with respect to Class C Shares and (ii) the sum of the amount of such payment and the operating expenses of such class of Shares do not cause the Fund's or such class of Shares' net yield to fall below the Fund's or such class of Shares', as the case may be, then-current Minimum Yield (which Minimum Yield shall in no case be less than zero). Any such recoupment would reduce the Fund's future yield.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (for Class A shares, net for year one and total thereafter) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MM Retail US GOVERNMENT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	84	303	539	1,219
Class B Shares	654	777	1,024	1,667
Class C Shares	228	400	692	1,523

You would pay the following expenses if you did not redeem your Shares:
Expense Example, No Redemption - MM Retail US GOVERNMENT MONEY MARKET FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	154	477	824	1,667
Class C Shares	128	400	692	1,523

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. Government, its agencies, authorities, enterprises or instrumentalities (collectively, "government-sponsored entities"), such as the Federal Home Loan Mortgage Corp. ("Freddie Mac") and the Federal National Mortgage Assn. ("Fannie Mae"). Some of these debt obligations may be subject to repurchase agreements. In certain cases, securities issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government.

The Fund's portfolio managers will maintain a dollar-weighted average maturity of the portfolio of 60 days or less, and a dollar-weighted average life to maturity of the portfolio of 120 days or less. In addition, each individual security in the portfolio, at the time of purchase, will have an effective maturity of no more than 397 days.

As a money market fund, the Fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price. These requirements include daily and weekly liquidity obligations and restrictions on investing in securities not rated in the highest credit-quality category for short-term securities. Please see the section "Additional Information on Portfolio Investments" in the Fund's statement of additional information for further information.

In choosing investments for the Fund, the portfolio managers consider such factors as:

•	The outlook for interest rates.

•	Buying and selling activity in the U.S. Government securities market as a whole and/or for individual securities.

•	Imbalances in the supply of U.S. Government securities relative to demand.

•	The appropriateness of particular securities to the Fund's objectives.

For more information on the instruments, investment techniques and risks of the Fund and the definitions of certain terms used in the Fund's prospectus, see the "Instruments, Investment Techniques and Risks" section of the Fund's prospectus.

PRINCIPAL RISKS

The Fund may not achieve its investment objective, and it is not intended to be a complete investment program. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decline in interest rates. Generally, the longer the average maturity of the Fund's investments, the greater its interest rate risk. In addition, a low interest rate environment may result in the Fund being unable to pay expenses out of its assets and may impact the Fund's ability to maintain a stable net asset value of $1.00 per Share.

Market Risk: The possibility that the Fund's security holdings will decline in value because of a general decline in the market. Securities markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of the Fund's security holdings will tend to increase or decrease in response to these movements.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk.

Government-Sponsored Entities Risk: The securities in which the Fund invests that are issued by government-sponsored entities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing entity.

Liquidity Risk: The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

PERFORMANCE INFORMATION

The information below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.highmarkfunds.com or by calling 1-800-433-6884.

YEAR-BY-YEAR RETURNS

Highest Quarter	03/31/01	1.23%
Lowest Quarter	12/31/10	0.01%
Year-to-date total return as of 9/30/2011		0.01%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - MM Retail US GOVERNMENT MONEY MARKET FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	0.05%	2.16%	1.88%
Class B Shares	(4.95%)	1.35%	1.36%
Class C Shares	(0.95%)	1.88%		1.91%	Dec. 01, 2005